Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	¥ 40,684		¥ 40,684	¥ 40,184
Accumulated impairment loss	(40,684)		0	0
Impairment	(40,684)	$ (5,900)
Total	¥ 0		40,684	¥ 40,184
Additions			¥ 500